Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND
Hartford Small Cap Core Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 93 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class A		Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	5.00%	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[1]	0.34%	0.34%	0.50%	0.32%	0.25%	0.35%	0.29%	0.24%	0.17%	0.12%
Administrative services fee		none	none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses		0.34%	0.34%	0.50%	0.32%	0.25%	0.15%	0.14%	0.14%	0.17%	0.12%
Acquired fund fees and expenses	[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	[2]	1.44%	1.44%	2.35%	2.17%	1.10%	1.70%	1.39%	1.09%	1.02%	0.97%
Fee waiver and/or expense reimbursement	[3]	0.04%	0.04%	0.20%	0.02%	none	0.10%	0.09%	0.09%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.40%	1.40%	2.15%	2.15%	1.10%	1.60%	1.30%	1.00%	0.95%	0.95%
[1]	"Total other expenses" are based on estimated amounts for Class T and F shares. "Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 0.35% (Class A), 0.51% (Class B), 0.33% (Class C), 0.26% (Class I), 0.36% (Class R3), 0.30% (Class R4), 0.25% (Class R5) and 0.18% (Class Y). "Total other expenses" have been restated for Class Y shares to reflect the removal of a cap on the transfer agency fee effective May 1, 2017.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses" for Class Y shares.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 1.30% (Class T), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5), 0.85% (Class Y) and 0.85% (Class F). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, B, C, I, R3, R4, R5 and Y shares. Each contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	685	977	1,290	2,176
Class T	389	690	1,014	1,928
Class B	718	1,014	1,437	2,443
Class C	318	677	1,163	2,502
Class I	112	350	606	1,340
Class R3	163	526	914	2,000
Class R4	132	431	752	1,661
Class R5	102	338	592	1,321
Class Y	97	318	556	1,241
Class F	97	307	534	1,188

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	685	977	1,290	2,176
Class T	389	690	1,014	1,928
Class B	218	714	1,237	2,443
Class C	218	677	1,163	2,502
Class I	112	350	606	1,340
Class R3	163	526	914	2,000
Class R4	132	431	752	1,661
Class R5	102	338	592	1,321
Class Y	97	318	556	1,241
Class F	97	307	534	1,188

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization companies. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines small-capitalization companies as companies with a market capitalization within the range of the Russell 2000 Index. As of December 30, 2016, the market capitalization of companies included in the Russell 2000 Index ranged from approximately $21 million to $10.3 billion. The market capitalization range of this index changes over time.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Volatility Risk −Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.

The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

•                  Include the Fund's performance when it pursued a different strategy

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                 Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.80% (2nd quarter, 2009) Lowest -26.34% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations. Performance for Class F shares reflects the performance of Class I shares from March 31, 2015 through December 31, 2016 and Class A shares (excluding sales charges) prior to March 31, 2015. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016 (including sales charges)
Average Annual Total Returns - -	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	11.31%	11.43%	5.93%
Class A | After Taxes on Distributions	Class A After Taxes on Distributions	11.11%	9.54%	4.58%
Class A | After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	6.57%	8.72%	4.35%
Class T	Class T - Return Before Taxes	14.84%	12.13%	6.26%
Class B	Class B Return Before Taxes	11.83%	11.58%	5.98%
Class C	Class C Return Before Taxes	15.89%	11.85%	5.76%
Class I	Class I Return Before Taxes	18.08%	12.89%	6.62%
Class R3	Class R3 Return Before Taxes	17.44%	12.46%	6.61%
Class R4	Class R4 Return Before Taxes	17.86%	12.80%	6.78%
Class R5	Class R5 Return Before Taxes	18.22%	13.13%	6.95%
Class Y	Class Y Return Before Taxes	18.19%	13.16%	6.96%
Class F	Class F - Return Before Taxes	18.08%	12.89%	6.62%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%